Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General information:

Toro Corp. (“Toro”) was formed on July 29, 2022 as a wholly owned subsidiary of Castor Maritime Inc. (“Castor”, or the “Former Parent Company”) under the laws of the Republic of the Marshall Islands under the name Tankco Shipping Inc. and changed its name to Toro Corp. on September 29, 2022. On March 7, 2023 (the “Distribution Date”), Castor completed the Spin-Off (as defined herein) of Toro based on the terms approved by the independent disinterested directors of Castor following the recommendation of its special committee of independent disinterested directors. In the Spin-Off, Castor separated its tanker fleet from its dry bulk and container fleet by, among other actions, contributing to Toro its interest in the subsidiaries comprising its tanker fleet, each owning one tanker vessel and Elektra Shipping Co. (the “Toro Subsidiaries”) in exchange for (i) 9,461,009 common shares of Toro, (ii) the issuance to Castor of 140,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Toro (the “Series A Preferred Shares”) having a stated amount of $1,000 per share and a par value of $0.001 per share and (iii) the issuance at par to Pelagos Holdings Corp, a company controlled by the Toro’s Chairman and Chief Executive Officer, of 40,000 Series B preferred shares of Toro, par value $0.001 per share (the “Series B Preferred Shares”). Toro’s common shares were distributed on March 7, 2023, pro rata to the shareholders of record of Castor as of February 22, 2023 at a ratio of one Toro common share for every ten Castor common shares. The foregoing transactions are referred to collectively herein as the “Spin-Off”. Toro began trading on the Nasdaq Capital Market (the “Nasdaq”), under the symbol “TORO”.

In addition, Toro entered into various agreements effecting the separation of its business from Castor including a Contribution and Spin-Off Distribution Agreement entered into by Toro and Castor on February 24, 2023 (the “Contribution and Spin-Off Distribution Agreement”), pursuant to which, among other things, (i) Castor agreed to indemnify Toro and the Toro Subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries that Castor retained after the Distribution Date and Toro agreed to indemnify Castor for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or the Toro Subsidiaries, and (ii) Toro agreed to replace Castor as guarantor under the $18.0 million senior secured credit facility with Alpha Bank S.A. (the “$18.0 Million Term Loan Facility”) upon completion of the Spin-Off. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between Castor and Toro and provides Castor with certain registration rights relating to Toro’s common shares, if any, issued upon conversion of the Series A Preferred Shares issued to Castor in connection with the Spin-Off. Following the successful completion of the Spin-Off on March 7, 2023, Toro reimbursed Castor for expenses related to the Spin-Off that were incurred by Castor, except for any of these expenses that were incurred or paid by any of Toro’s subsidiaries, after March 7, 2023.

The Spin-off has been accounted for as a transfer of business among entities under common control. Accordingly, these accompanying consolidated financial statements of the Company have been presented as if the Toro Subsidiaries were consolidated subsidiaries of the Company for all periods presented and using the historical carrying costs of the assets and the liabilities of the subsidiaries listed below, from their dates of incorporation. As a result, the accompanying consolidated financial statements include the accounts of Toro and its wholly owned subsidiaries (collectively, the “Company”).

On April 14, 2025 (the “Robin Distribution Date”), the Company contributed (a) the subsidiaries constituting the Company’s Handysize tanker segment and (b) $10.4 million in cash to the Company’s wholly owned subsidiary, Robin Energy Ltd. (“Robin”) as a capital contribution, in exchange for (i) the issuance by Robin to Toro of all 2,386,732 of Robin’s issued and outstanding common shares, and 2,000,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Robin, having a stated amount of $25 and a par value of $0.001 per share and (ii) the issuance of 40,000 Series B preferred shares of Robin, par value $0.001 per share, to Pelagos Holdings Corp, a company controlled by the Company’s Chairman and Chief Executive Officer. On the same day, the Company distributed all the then issued and outstanding common shares of Robin to its common shareholders of record as of April 7, 2025, on a pro rata basis (such transactions collectively, the “Robin Spin-Off”).

Robin’s shares commenced trading on the Nasdaq Capital Market on April 15, 2025 under the symbol “RBNE”. As part of the Robin Spin-Off, Robin entered into various other agreements effecting the separation of Robin’s business from the Company, including a master management agreement with Castor Ships dated April 14, 2025, with respect to its vessels in substantially the same form as the Company’s Master Management Agreement for its vessels and a Contribution and Spin-Off Distribution Agreement dated April 14, 2025 (the “Robin Contribution and Spin-Off Distribution Agreement”), pursuant to which, among other things, the Company agreed to indemnify Robin and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries the Company retains after the Robin Distribution Date and Robin agreed to indemnify the Company for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries. The Robin Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between the Company and Robin and provides the Company with certain registration rights relating to Robin’s common shares, if any, issued upon conversion of the Robin Series A Preferred Shares issued to the Company in connection with the Robin Spin-Off.

The assets and liabilities of Robin on April 14, 2025, were as follows:

April 14, 2025
Cash and cash equivalents	$186
Accounts receivable trade, net	1,073,346
Due from related parties, current	12,463,643
Inventories	75,932
Prepaid expenses and other assets, current	66,305
Vessels, net	6,713,140
Due from related parties, non-current	388,542
Prepaid expenses and other assets, non-current	357,769
Deferred charges, net	823,411
Accounts payable	(241,481)
Accrued liabilities	(495,426)
Net assets of Robin	21,225,367
Plus Capital contribution as part of Robin Spin-Off	10,356,450
Less Investment in Preferred Shares of Robin issued as part of Robin Spin-Off (refer Note 4(e))	(25,942,180)
Distribution of net assets of Robin to shareholders	$5,639,637

The Company is currently engaged in the worldwide transportation of refined petroleum products and liquefied petroleum gas through its vessel-owning subsidiaries.

As a result of the sale of the M/T Wonder Sirius on January 8, 2024, the Company no longer has any Aframax/LR2 vessels. The results of operations and cash flows of the Aframax/LR2 tanker segment, as well as its assets and liabilities, are reported as discontinued operations for all periods presented (Note 3).

Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by Toro’s Chairman and Chief Executive Officer, Petros Panagiotidis, provides commercial ship management services, ship management and chartering services to the vessels owned by the Company’s vessel-owning subsidiaries. Such services are provided through subcontracting agreements with unrelated third-party managers, entered into with the Company’s consent, for the Company’s vessels. Castor Ships had subcontracted to third-party ship management companies the technical management of all the Company’s vessels, except the LPG Dream Syrax and M/T Wonder Maia, for which Castor Ships has provided the technical management since November 5, 2024 until the sale date, and September 29, 2025, respectively. As a part of the Spin-Off, the Company entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Master Management Agreement previously in place for its vessels. The vessel management agreements with Castor Ships previously entered into for each of the vessels by the applicable vessel-owning subsidiary remain in effect for each such vessel. Upon the acquisition of the LPG carrier vessels in the second and third quarters of 2023, the relevant vessel-owning subsidiaries entered into management agreements with Castor Ships on substantially the same terms as the existing vessel-owning subsidiaries.

As of December 31, 2025, Toro had 18 wholly owned subsidiaries incorporated in the Republic of Marshall Islands.

Charterer concentration:

Charterers or pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s Eco tanker, Non-Eco tanker and LPG carrier segments (continuing operations), were as follows:

Charterer/Pool manager	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
A	70%	30%	10%
B	—%	18%	25%
C	—%	17%	17%
D	—%	17%	18%
E	—%	—%	20%
F	—%	—%	10%
Total	70%	82%	100%